CASH AND DUE FROM BANKS - Additional Information (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure Of Cash And Cash Equivalents [Line Items]
Implicit interest rate, domestic	4.00%	5.01%	4.00%	5.01%
Implicit interest rate, foreign	34.51%	35.06%	34.51%	35.06%
Overnight deposit one | S/			S/ 2,413.0	S/ 4,280.4
Interest rate on overnight deposits	0.13%	1.57%	0.13%	1.57%
Interest rate on term deposits	0.25%
Description of maturity of overnight deposits	maturities at 4 days	maturities at 2 days
US Dollars [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Overnight deposit one		$ 1,291.6	S/ 559.7	S/ 360.0
Overnight deposit two | $	$ 666.4
Interest rate on overnight deposits	0.15%	1.00%	0.15%	1.00%